SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS

INSTITUTIONAL CLASS
DWS RREEF Real Estate Securities Fund

Effective on or about August 1, 2014, the Institutional Class of DWS RREEF Real Estate Securities Fund will reopen to new investors. Accordingly, effective with the reopening of the fund’s Institutional Class, references in the fund’s current summary prospectus indicating that the fund’s Institutional Class is generally closed to new investors are hereby deleted.

Please Retain This Supplement for Future Reference

July 14, 2014 PROSTKR‐411